Employee benefits (Details 6) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Not later than one year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 34,787	₨ 33,483
Later than two year and not later than five year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	124,332	105,131
Later than six year and not later than ten year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	91,562	65,222
Later than ten years [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 62,294	₨ 32,479